SUPPLEMENTARY BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Other Payables and Accrued Expenses
Other Payables and Accrued Expenses

	December 31,
	2 0 1 5	2 0 1 4
	(in thousands)

Payroll and related amounts	$11	$24
Accrued expenses	158	342
	$169	$366